Employee benefit plans - Investments Policies and Strategies (Details) - Pension plans	Dec. 31, 2019	Dec. 31, 2018
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	100.00%	100.00%
Target allocation	100.00%	100.00%
Debt securities (including debt mutual funds)
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	32.00%	33.00%
Target allocation	36.00%	47.00%
Equity securities (including equity mutual funds)
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	51.00%	55.00%
Target allocation	47.00%	37.00%
Other
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	17.00%	12.00%
Target allocation	17.00%	16.00%